UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gabalex Capital Management LLC
Address: 540 Madison Avenue, Suite 27A
         New York, NY  10022

13F File Number:  028-13341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth A. Cowin
Title:     Chief Operating Officer
Phone:     (212) 371-9952

Signature, Place, and Date of Signing:

  /s/ Kenneth A. Cowin     New York, NY     November 03, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $241,481 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    15934   375000 SH       SOLE                   375000        0        0
ALUMINUM CORP CHINA LTD        SPON ADR H SHS   022276109      257   350000 SH  PUT  SOLE                   350000        0        0
APPLE INC                      COM              037833100      562    20000 SH  PUT  SOLE                    20000        0        0
BP PLC                         SPONSORED ADR    055622104    20585   500000 SH       SOLE                   500000        0        0
CEMEX SAB DE CV                SPON ADR NEW     151290889       27   296600 SH  CALL SOLE                   296600        0        0
CHUBB CORP                     COM              171232101    22796   400000 SH       SOLE                   400000        0        0
CHUBB CORP                     COM              171232101    13070   860100 SH  CALL SOLE                   860100        0        0
CISCO SYS INC                  COM              17275R102     3285   150000 SH       SOLE                   150000        0        0
DEERE & CO                     COM              244199105     8723   125000 SH       SOLE                   125000        0        0
DEVON ENERGY CORP NEW          COM              25179M103     6474   100000 SH       SOLE                   100000        0        0
DEVON ENERGY CORP NEW          COM              25179M103     4988  1450000 SH  CALL SOLE                  1450000        0        0
DIREXION SHS ETF TR            30YR BEAR ETF    25459W532     1688    50000 SH       SOLE                    50000        0        0
EXXON MOBIL CORP               COM              30231G102    30895   500000 SH       SOLE                   500000        0        0
HEWLETT PACKARD CO             COM              428236103     2104    50000 SH       SOLE                    50000        0        0
HOME DEPOT INC                 COM              437076102     9504   300000 SH       SOLE                   300000        0        0
INTEL CORP                     COM              458140100     3840   200000 SH       SOLE                   200000        0        0
JOHNSON & JOHNSON              COM              478160104     9294   150000 SH       SOLE                   150000        0        0
JOHNSON & JOHNSON              COM              478160104     1289   223200 SH  CALL SOLE                   223200        0        0
MCDONALDS CORP                 COM              580135101    11177   150000 SH       SOLE                   150000        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     7809   150000 SH       SOLE                   150000        0        0
MEDTRONIC INC                  COM              585055106     6716   200000 SH       SOLE                   200000        0        0
MICROSOFT CORP                 COM              594918104     4663   950000 SH  CALL SOLE                   950000        0        0
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100     3548   120000 SH       SOLE                   120000        0        0
MORGAN STANLEY CHINA A SH FD   COM              617468103     6903   250000 SH       SOLE                   250000        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     2378   150000 SH  CALL SOLE                   150000        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     4447   100000 SH       SOLE                   100000        0        0
PETROBRAS ENERGIA S A          SPONS ADR        71646J109      210   480000 SH  CALL SOLE                   480000        0        0
POTASH CORP SASK INC           COM              73755L107    25178   174800 SH       SOLE                   174800        0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297       41   100000 SH  CALL SOLE                   100000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     6396    50000 SH       SOLE                    50000        0        0
WALGREEN CO                    COM              931422109     6700   200000 SH       SOLE                   200000        0        0